UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA            February 8, 2001
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:    $5897749
                                         (thousands)
List of Other Included Managers:
NONE

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    33316  4890400 SH       Sole                  4771900            118500
Apartment Investment & Managem COM              03748R101    86137  1724900 SH       Sole                  1662000             62900
Archstone Communities Trust    COM              039581103   137026  5321400 SH       Sole                  5141600            179800
Bear Stearns Companies, Inc.   COM              073902108     1660    32754 SH       Sole                    32754
Crane Co.                      COM              224399105     1001    35200 SH       Sole                    35200
De Beers Consolidated Mines, L COM              240253302     1391    52000 SH       Sole                    52000
Delphi Automotive Systems Corp COM              247126105     6387   567700 SH       Sole                   505900             61800
Electronic Data Systems Corpor COM              285661104   193283  3346900 SH       Sole                  3214000            132900
Equity Office Properties Trust COM              294741103   210630  6456100 SH       Sole                  6178400            277700
Equity Residential Properties  COM              29476L107   295258  5338000 SH       Sole                  5129800            208200
Fannie Mae                     COM              313586109   318786  3674764 SH       Sole                  3540364            134400
Fortune Brands Inc.            COM              349631101    93936  3131200 SH       Sole                  3016900            114300
Freddie Mac                    COM              313400301   623195  9048197 SH       Sole                  8701097            347100
General Growth Properties, Inc COM              370021107    29829   824300 SH       Sole                   800000             24300
Gillette Co.                   COM              375766102      509    14102 SH       Sole                    14102
Golden West Financial Corporat COM              381317106   106022  1570700 SH       Sole                  1506600             64100
Great Lakes Chemical Corporati COM              390568103    46856  1260000 SH       Sole                  1193400             66600
H & R Block, Inc.              COM              093671105   113740  2749000 SH       Sole                  2623600            125400
International Game Technology  COM              459902102     3139    65400 SH       Sole                    65400
Johnson & Johnson              COM              478160104     1912    18200 SH       Sole                    18200
Litton Industries, Inc.        COM              538021106   182823  2323400 SH       Sole                  2245600             77800
Lockheed Martin Corporation    COM              539830109   207421  6109600 SH       Sole                  5813400            296200
Mack-Cali Realty Corporation   COM              554489104    90052  3152800 SH       Sole                  3026700            126100
Manpower Inc.                  COM              56418H100   276838  7285200 SH       Sole                  6997100            288100
Mattel, Inc.                   COM              577081102      551    38125 SH       Sole                    38125
McDonald's Corporation         COM              580135101   293709  8638500 SH       Sole                  8254300            384200
Newell Rubbermaid Inc.         COM              651229106   236318 10387600 SH       Sole                  9938700            448900
Nike, Inc.  Class B            COM              654106103     1122    20100 SH       Sole                    20100
Office Depot Inc.              COM              676220106    94029 13197000 SH       Sole                 12725700            471300
Old Republic International Cor COM              680223104   106199  3318728 SH       Sole                  3157999            160729
PepsiCo, Inc.                  COM              713448108     4084    82400 SH       Sole                    82400
Philip Morris Companies Inc.   COM              718154107   569607 12945619 SH       Sole                 12425419            520200
Pitney Bowes Inc.              COM              724479100   140099  4229400 SH       Sole                  4019100            210300
R.R. Donnelley & Sons Company  COM              257867101   185409  6867000 SH       Sole                  6600400            266600
Sara Lee Corporation           COM              803111103   248914 10133900 SH       Sole                  9733500            400400
Security Capital Group Inc./Cl COM              81413P105    19538    19736 SH       Sole                    19112               624
Security Capital Group Inc./Cl COM              81413P204    81471  4060850 SH       Sole                  3899300            161550
Smithkline Beecham PLC ADR     COM              832378301     2488    40000 SH       Sole                    40000
Staples, Inc.                  COM              855030102   197611 16729000 SH       Sole                 16164100            564900
Target Corporation             COM              87612e106   182580  5661400 SH       Sole                  5424700            236700
Tenet Healthcare Corporation   COM              88033g100    82396  1854200 SH       Sole                  1760500             93700
The Stanley Works              COM              854616109    99962  3205200 SH       Sole                  3065600            139600
Toys ''R'' Us Inc.             COM              892335100     1207    72300 SH       Sole                    72300
Tyson Foods Inc. Class A       COM              902494103    74341  5830700 SH       Sole                  5569900            260800
UST Inc.                       COM              902911106   214967  7660300 SH       Sole                  7345900            314400
REPORT SUMMARY                 45 DATA RECORDS             5897749            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED